Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total gross value	€ 10,177	€ 10,208
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,055	8,085
Total	2,123	2,122
Equipment [Member]
Total gross value	7,203	7,400
Furniture and Fixtures [Member]
Total gross value	2,974	2,807
Vehicles held under capital leases [member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	€ 353	€ 231